Vessel Sales and Vessel Acquisitions - Additional Information (Detail)	1 Months Ended						3 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($) Tanker	Aug. 31, 2015 USD ($) Vessel shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) Vessel shares	May. 31, 2014 USD ($) Subsidiary	Jan. 31, 2013 USD ($) Tanker	Oct. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Vessel shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Aggregate proceeds received								$ 11,080,000	$ 154,000,000	$ 9,114,000
Gain (loss) on the sale of subsidiary recognized								771,000	9,955,000	(71,000)
Revolving credit facilities repaid								191,592,000	167,000,000	25,000,000
Net proceeds from common stock								246,032,000	111,190,000
Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on the sale of subsidiary recognized									10,000,000
Number of subsidiaries sold | Subsidiary					2
Tanker Investments Ltd [Member] | Revolving Credit Facilities [Member]
Property, Plant and Equipment [Line Items]
Revolving credit facilities repaid					$ 152,000,000
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Tanker	1
Aggregate proceeds received	$ 11,200,000
Gain (loss) on the sale of subsidiary recognized								$ 771,000
Number of common stock issued | shares		13,630,075	3,000,000	24,166,666			7,180,083
Net proceeds from common stock		$ 90,640,000	$ 13,685,000	$ 111,190,000			$ 49,268,000
Class A [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued | shares								7,180,083
Number of common shares issued, non cash consideration								$ 49,300,000
Teekay Corporation [Member] | Class A [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued | shares								4,500,000
Working Capital [Member] | Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received					1,700,000
Vessels [Member] | Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received					$ 154,000,000
Aframax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel				1
Aggregate proceeds received						$ 9,100,000
Gain (loss) on the sale of subsidiary recognized										$ (100,000)
Number of tankers sold | Tanker						1
Aggregate purchase price				$ 37,000,000					37,000,000
Aframax Tankers [Member] | Other Non-current Assets [Member]
Property, Plant and Equipment [Line Items]
Escrow fund				$ 3,700,000					3,700,000
Suezmax tankers [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		12
Number of vessels, acquired | Vessel								12
Aggregate purchase price								$ 661,300,000
Aggregate purchase price, cash								612,000,000
Suezmax tankers [Member] | Due January Twenty Nine Two Thousand Sixteen [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Loan facility, amount								$ 397,200,000
Suezmax tankers [Member] | Teekay Corporation [Member] | Class A [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued | shares								13,600,000
Net proceeds from common stock								$ 90,600,000
Modern LR2 vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel				4
Aggregate purchase price				$ 193,300,000					$ 193,300,000
Aframax Tanker And Lr Two Tankers [Member] | Due January Thirty Two Thousand Sixteen [Member]
Property, Plant and Equipment [Line Items]
Loan facility, amount			$ 126,600,000